Document And Entity Information	9 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Registrant Name	Mega Matrix Inc.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001953021
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q3
Entity File Number	001-42370